DERIVATIVE FINANCIAL INSTRUMENTS (Net Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	$ 1,797,091	$ 2,265,461
Contracts with negative fair value	(8,220)	(505)
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	15,406	227
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(8,220)	(505)
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	247	0
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(6,190)	(504)
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	15,159	227
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(2,030)	0
Interest rate swap contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	$ 0	$ (1)